Defined benefit plans (Detail 5.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Curtailments	$ (71)	$ (3)	$ (13)
Net periodic expenses recognized in net profit	380	259	$ 256
Swiss defined benefit plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost	411	236
Interest expense related to defined benefit obligation	296	287
Interest income related to plan assets	(369)	(393)
Interest expense on asset ceiling effect	68	102
Administration expenses, taxes and premiums paid	15	8
Curtailments	(71)	(3)
Other movements	1	0
Net periodic expenses recognized in net profit	353	236
Other plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit	$ 27	$ 23